Recurring Fair Value Measurements - Summary of the Change in the Fair Value of the Warrant Liabilities (Detail) - Warrant Liability [Member] - Fair Value, Inputs, Level 3 [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Derivative warrant liability Beginning Balance	$ 469,333	$ 3,285,333	$ 3,285,333	$ 0
Issuance of Private Warrants on January 10, 2022				17,482,666
Change in fair value of derivative warrant liability	(234,666)	(469,333)	(2,816,000)	(14,197,333)
Level 3 Derivative warrant liability Ending Balance	$ 234,667	$ 2,816,000	$ 469,333	$ 3,285,333